Note 16 - Private Offerings of Common Stock (Details Textual) - Private Placement [Member] - USD ($)			1 Months Ended
	Dec. 10, 2021	Aug. 26, 2021	Aug. 31, 2022	Mar. 31, 2021
Stock Issued During Period, Shares, New Issues (in shares)			1,572,506	330,666
Shares Issued, Price Per Share (in dollars per share)			$ 1.2	$ 1.5
Proceeds from Issuance of Private Placement	$ 10,000,000	$ 2,800,000	$ 1,887,000	$ 495,999
Sale of Stock, Number of Units Issued (in shares)	3,289,526	1,400,000
Sale of Stock, Price per Unit (in dollars per share)	$ 3.04	$ 2
Sale of Stock, Number of Common Stock in Each Unit (in shares)		1
Sale of Stock, Number of Warrants in Each Unit (in shares)		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 4.5	$ 3
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	657,933	1,400,000
Class of Warrant or Right, Minimum Weighted Average Price Per Share Required for Mandatory Exercise of Warrants (in dollars per share)	$ 12.5